RELATED PARTIES BALANCE AND TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Repayment from a related party	$ 0	$ 160,100	$ 94,823
Loan from (Repayment to) related parties	0	2,360,000	(586)
Shareholder debts converted to capital contribution	0		0
NCI subscription receivables transferred to the Company	0	22,955	0
Coalville Holdings Limited
Related Party Transaction [Line Items]
Repayment from a related party	0	160,100	0
Maderic Holding Limited
Related Party Transaction [Line Items]
Repayment from a related party	(3,800,000)	(2,140,000)	(293)
Loan from (Repayment to) related parties	3,800,000	4,500,000	0
Shareholder debts converted to capital contribution	0	21,150,000	0
HFO Investment Group Limited
Related Party Transaction [Line Items]
Loan from (Repayment to) related parties	0	0	(293)
Shareholder debts converted to capital contribution	0	3,150,000	0
Mr. Ignatius Indiarto (HNE)
Related Party Transaction [Line Items]
NCI subscription receivables transferred to the Company	0	7,750	0
Mr. Mirza F. Said (HNE)
Related Party Transaction [Line Items]
NCI subscription receivables transferred to the Company	0	7,455	0
Mr. Mirza F. Said (CNE)
Related Party Transaction [Line Items]
NCI subscription receivables transferred to the Company	$ 0	$ 7,750	$ 0